RELATED PARTIES	12 Months Ended
Dec. 31, 2025
Related Parties
RELATED PARTIES

30.	RELATED PARTIES

The Company adopts corporate governance practices as recommended and/or required by the applicable laws and regulations. Under the Company’s bylaws, the Board of Directors is responsible for approving any transactions or agreements entered into between the Company and/or any of its subsidiaries (except wholly owned subsidiaries), its directors and/or shareholders (including direct or indirect partners of the Company’s shareholders). The Company's Governance Committee is responsible for advising the Board of Directors on matters related to related party transactions, among others.

Members of management are prohibited from taking part in any transaction in which a conflict of interest with the Company may exist, even if only in theory. This restriction also applies to any decision made by other members of management regarding the matter. Whenever such conflict exists, the members involved must inform management of the conflict and ensure that their non-participation in the deliberation is recorded in the minutes of the Board of Directors’ or Executive Board’s meeting.

30.1 Transactions with key management personnel

Key management personnel comprise the members of Executive Board and the Board of Directors. In addition to short-term benefits (mainly salaries), key management personnel are eligible to participate in the Company’s share-based payment plans, as described in note 25 - Share-based payments).

The total remuneration of key management personnel is presented below:

	2025	2024	2023

Short-term benefits (i)	52.4	56.7	52.2
Share-based payments (ii)	133.1	99.7	80.7
Social security (iii)	28.6	18.1	14.4
Total key Management remuneration	214.1	174.5	147.3

(i)	Mainly comprise fixed and variable compensation (including performance bonuses) paid to management.

(ii)	Reflects expenses related to share options, deferred shares, restricted stocks and performance shares granted to Management.

(iii)	Represents to the social security charges ("INSS”) levied on the management’s remuneration.

Except for the above mentioned remuneration, the Company has no other transaction with key management personnel, nor does it have outstanding balances receivable from or payable to them in the Company’s balance sheet.

In addition, on October 19th, 2023, the Company adopted a clawback policy that applies to performance-based variable compensation awarded to certain executives restricted to the members of the Statutory Executive Board. According to this policy, "performance-based variable compensation" is defined broadly to include any compensation that is granted, earned, or vested based wholly or in part upon the attainment of a financial reporting measure (e.g., variable performance-related compensation (bonus) and annual long-term incentive performance stock units (PSUs)).

The policy provides that in the event the company is required to prepare a restatement of its financial statements due to the company's material non-compliance with any financial reporting requirements under the applicable securities laws, the Company will recover (on a pre-tax basis) from the Statutory Executive Board members any performance-based compensation awarded on or after October 2nd, 2023 and for the three fiscal years preceding the date the restatement was required, that exceeds the amount that would have been due if the performance-based variable compensation had been determined based on the restated financials, subject to limited exceptions. The recovery of such compensation applies regardless of any individual misconduct by the executive or any other member of the Statutory Executive Board, and irrespective of whether any member of the Statutory Executive Board caused or contributed to the misstatement of the financial statements.

30.2 Transactions with the Company's shareholders:

30.2.1 Medical, dental and other benefits

Fundação Zerrenner is one of Ambev’s shareholders, holding 10.2% of its share capital. Fundação Zerrenner is also an independent legal entity whose main goal is to provide Ambev’s employees, both active and retired, with healthcare and dental assistance, support for technical and higher education courses, and facilities for assisting elderly people, either directly or through financial assistance agreements with other entities. As at December 31, 2025, and December 31, 2024, the actuarial obligations related to the benefits provided directly by Fundação Zerrenner were fully covered by plan assets held for this purpose, which significantly exceeded the corresponding liabilities at those dates.

Ambev recognizes the assets (recorded as prepaid expenses) to the extent of the economic benefits that are available to the Company, arising from reimbursements or reductions in future contributions.

As at December 31, 2025, expenses incurred and recognized by Fundação Zerrenner with third parties to provide these benefits amounted to R$380.0 (R$347.0 as at December 31, 2024), of which R$337.6 and R$42.4 related to active employees and retirees respectively (R$312.5 and R$34.5 as at December 31, 2024).

30.2.2 Licensing agreement with AB InBev

The Company maintains licensing agreement with AB InBev and certain of its subsidiaries, including as Group Modelo and Spaten-Franziskaner-Bräu GmbH, to produce, bottle, import, promote, sell and distribute their key brands in the territories where the Group operates. The Company also grants AB InBev and certain of its subsidiaries licenses granting similar rights over its key brands, such as Brahma®, in AB Inbev’s territories.

As at December 31, 2025, the Group recognized R$62.7 (R$46.3 as at December 31, 2024 and R$35.4 as at December 31, 2023) and R$1,317.6 (R$1,103.4 as at December 31, 2024 and R$888.6 as at December 31, 2023) as royalty income and expenses, respectively, in its consolidated results.

30.3 Transactions with related parties recognized in the income statement

	2025
	Sales and other	Service fees / reimbursement of expenses and other receivables	Royalties income	Product purchases and other	Royalties expenses	Net finance cost
AB InBev	0.3	222.4	0.2	(6.6)	(282.1)	49.2
AB Package	-	-	-	(292.4)	-	-
AB Procurement	-	0.1	-	(3.0)	(52.7)	(15.9)
AB USA	0.8	0.6	62.5	(439.9)	(541.1)	-
Bavaria	197.8	-	-	(28.2)	-	-
Bees Global	-	2.2	-	-	-	-
Cervecería Modelo	24.6	-	-	(604.1)	(372.4)	-
InBev	1.0	-	-	(38.5)	-	-
Other	57.1	11.1	-	(60.2)	(69.3)	2.5
	281.6	236.4	62.7	(1,472.9)	(1,317.6)	35.8

	2024
	Sales and other	Service fees / reimbursement of expenses and other receivables	Royalties income	Product purchases and other	Royalties expenses	Net finance cost
AB InBev	-	188.1	0.2	(5.7)	(242.5)	70.4
AB Package	-	-	-	(284.6)	-	-
AB Procurement	-	-	-	(1.2)	-	-
AB USA	-	-	46.1	(475.5)	(546.4)	-
Bavaria	317.9	-	-	(50.9)	-	-
Cervecería Modelo	0.4	-	-	(894.5)	(280.2)	(13.5)
InBev	-	-	-	(49.4)	-	-
Other	18.5	63.0	-	(74.7)	(34.3)	-
	336.8	251.1	46.3	(1,836.5)	(1,103.4)	56.9

	2023
	Sales and other	Service fees / reimbursement of expenses and other receivables	Royalties income	Product purchases and other	Royalties expenses	Net finance cost
AB InBev	-	97.2	0.1	(0.5)	(143.3)	64.0
AB Package	-	-	-	(235.5)	-	-
AB Procurement	-	-	-	-	-	(0.5)
AB Services	0.3	8.1	-	-	-	-
AB USA	-	-	35.3	(464.5)	(454.5)	(0.2)
Bavaria	72.3	-	-	(56.7)	-	-
Cervecería Modelo	0.9	-	-	(959.2)	(275.7)	-
InBev	-	-	-	(41.9)	-	-
ITW International	-	-	-	-	-	120.0
Other	1.4	10.8	-	(28.7)	(15.1)	1.0
	74.9	116.1	35.4	(1,787.0)	(888.6)	184.3

30.4 Open balances with related parties

			2025			2024
	Current			Current
	Trade receivables (i)	Other trade receivables (i)	Dividends receivables	Trade receivables (i)	Other trade receivables (i)	Dividends receivables
AB Africa	11.5	-	-	3.4	-	-
AB InBev	103.5	120.2	-	121.6	12.9	-
AB Procurement	16.4	-	-	1.4	-	-
AB Services	10.9	-	-	6.7	-	-
AB USA	-	-	-	24.9	-	-
Bavaria	0.8	-	-	0.4	-	-
Cervecería Modelo	10.0	-	-	21.5	-	-
Cervecerías Peruanas	0.6	-	-	0.2	-	-
InBev	3.0	23.9	-	2.6	24.8	-
Panama Holding	7.6	-	1.2	9.1	-	1.3
Other	64.7	-	-	46.1	-	-
	229.0	144.1	1.2	237.9	37.7	1.3

	2025				2024
	Non-current	Current			Non-current	Current
	Trade payables (i)	Trade payables (i)	Other trade payables (i)	Dividends payable	Trade payables (i)	Trade payables (i)	Dividends payable
AB InBev	-	(169.9)	(5.0)	-	-	(84.9)	-
AB Package	-	(83.7)	-	-	-	(131.0)	-
AB Procurement	-	(17.0)	-	-	-	(0.1)	-
AB Services	-	(3.9)	-	-	-	(5.8)	-
AB USA	-	(287.0)	-	-	-	(254.1)	-
Ambrew	-	-	-	(294.5)	-	-	(544.4)
Bavaria	-	(22.0)	-	-	-	(8.8)	-
Cervecería Modelo	-	(513.6)	-	-	-	(633.6)	-
Cervecerías Peruanas	-	-	-	-	-	(6.1)	-
InBev	-	(13.5)	-	-	-	(9.8)	-
ITW International	(245.3)	-	-	(1,930.2)	(258.3)	-	(3,569.1)
Other	-	(36.9)	-	-	-	(46.4)	-
	(245.3)	(1,147.5)	(5.0)	(2,224.7)	(258.3)	(1,180.6)	(4,113.5)

(i)	The amount represents trading operations (purchase and sale) and reimbursements between the companies of the group

List of companies included in the tables above:

AB InBev Procurement GmbH (“AB Procurement”)
Ambrew S.A.R.L. (“Ambrew”)
Anheuser-Busch Inbev Africa (Pty) Ltd. (“AB Africa”)
Anheuser-Busch InBev N.V. (“AB InBev”)
Anheuser-Busch Inbev Services LLC (“AB Services”)
Anheuser-Busch Inbev USA LLC (“AB USA”)
Anheuser-Busch Packaging Group Inc. (“AB Package”)
Bavaria S.A. (“Bavaria”)
Bees Global AG ("Bees Global")
Cervecería Modelo de Mexico S. de R.L. de C.V. (“Cervecería Modelo”)
Cervecería Nacional S de RL (“Panamá Holding”)
InBev Belgium N.V. ("InBev")
Interbrew International GmbH (“ITW International”)
Unión de Cervecerias Peruanas Backus Y Johnston S.A.A. (“Cervecerías Peruanas”)

Accounting policies

Transactions between subsidiaries, including balances, unrealized gains and losses on these transactions, are eliminated. The accounting policies of the subsidiaries are consistent with those adopted by the parent company.

Royalties expenses incurred are recorded as cost of goods sold.

It is the Company's policy that related party transactions follow reasonable and commutative conditions, in line with those applicable in the market or in which the Company would contract with third parties, are reflected clearly in the consolidated financial statements and are formalized in written contracts.